Other Current Financial Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other current financial assets	€ 1,800	€ 1,078
Short-term credits
Disclosure of financial assets [line items]
Other current financial assets	893	192
Short-term deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	139	209
Short-term derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Other current financial assets	461	352
Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	€ 307	€ 325